Share-Based Compensation - Share Option granted by Shenlanbao (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation
Number of Options, Granted			281,250
SLB Plan
Share-Based Compensation
Number of Options, Granted		0
Employee Stock Option | SLB Plan | Shenzhen Cunzhen Qiushi Technology Co Ltd
Share-Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	577,121			1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	10 years			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Share-Based Payment Arrangement, Plan Modification, Incremental Cost	¥ 4,794
Share-based compensation expense	¥ 2,018